Consolidated Statement of Changes in Partners' Equity - USD ($) $ in Thousands	Total	Susser [Member]	ETP [Member]	Sunoco LLC [Member]	Sunoco Retail LLC [Member]	Sunoco Retail contributions from ETP [Member]	Common Units - Public [Member]	Common Units - Public [Member] ETP [Member]	Common Units - Affiliated [Member]	Common Units - Affiliated [Member] Susser [Member]	Common Units - Affiliated [Member] ETP [Member]	Subordinated Units-Affiliated [Member]	Subordinated Units-Affiliated [Member] Susser [Member]	Subordinated Units-Affiliated [Member] ETP [Member]	Predecessor Equity [Member]	Predecessor Equity [Member] Susser [Member]	Predecessor Equity [Member] ETP [Member]	Predecessor Equity [Member] Sunoco LLC [Member]	Predecessor Equity [Member] Sunoco Retail LLC [Member]	Predecessor Equity [Member] Sunoco Retail contributions from ETP [Member]	Noncontrolling Interest [Member]
Beginning balance (Predecessor [Member]) at Dec. 31, 2012	$ 78,332						$ 210,462		$ (175)			$ (131,955)
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity issued | Predecessor [Member]		$ 2,000								$ 2,000
Cash distributions | Predecessor [Member]		(19,969)								(316)			$ (19,653)
Cash distributions to unitholders | Predecessor [Member]	(19,632)						(19,632)
Unit-based compensation | Predecessor [Member]	1,935						965		3			967
Net income | Predecessor [Member]	37,027						18,474		50			18,503
Ending balance (Predecessor [Member]) at Dec. 31, 2013	79,693						210,269		1,562			(132,138)
Increase (Decrease) in Partners' Capital [Roll Forward]
Cash distributions | Predecessor [Member]		(16,668)								$ (184)			(16,484)
Cash distributions to unitholders | Predecessor [Member]	(16,485)						(16,485)
Unit-based compensation | Predecessor [Member]	4,692						2,340		16			2,336
Unit retirements | Predecessor [Member]	(125)						(125)
Net income | Predecessor [Member]	22,510						11,217		80			11,213
Ending balance (Predecessor [Member]) at Aug. 31, 2014	73,617						207,216		1,474			(135,073)
Increase (Decrease) in Partners' Capital [Roll Forward]
Contribution	584,833								591,520												$ (6,687)
Equity issued		1,794,385		$ 1,027,129	$ 2,136,143	$ 21,701							$ (108,822)			$ 1,903,207		$ 1,027,129	$ 2,136,143	$ 21,701
Cash distributions			$ (565,813)								$ (565,813)
Cash distributions to unitholders	(18,798)						(10,356)		(2,472)			(5,970)
Public equity offering, net	405,104						405,104
Unit-based compensation	1,388						748		93			547
Net income	(52,945)						18,740		3,920			11,573			$ (88,221)						1,043
Ending balance (Predecessor [Member]) at Dec. 31, 2014	5,111,657
Ending balance at Dec. 31, 2014	6,008,160						874,688		27,459						5,111,657						(5,644)
Increase (Decrease) in Partners' Capital [Roll Forward]
Allocation of ETP merger "push down"	622,167		622,167					$ 253,236			2,655			$ 366,276
Elimination of intercompany investments	(20,751)								(3,918)			(128,531)			111,698
Contribution		$ (966,855)		$ (775,000)												$ (966,855)		$ (775,000)
Contribution of assets between entities under common control above historic cost	(1,007,700)								987			59,513			(1,068,200)
Cancellation of promissory note with ETP	255,000		255,000								255,000
Equity issued			1,007,700								1,007,700
Cash distributions			$ (204,182)								$ (25,000)						$ (179,182)
Cash distributions to unitholders	(120,432)						(61,704)		(51,143)			(7,585)
Public equity offering, net	899,434						899,434
Subordinated unit conversion									60,636			(60,636)
Unit-based compensation	6,591						4,223		2,071			297
Other	(34,048)						(971)		(27,756)			(3)			(7,146)						1,828
Net income	194,069						53,220		25,604			$ 8,414			103,015						$ 3,816
Ending balance (Predecessor [Member]) at Dec. 31, 2015	2,218,289
Ending balance at Dec. 31, 2015	$ 5,262,737						$ 1,768,890		$ 1,275,558						$ 2,218,289